                             AXA PREMIER FUNDS TRUST

                    SUPPLEMENT DATED NOVEMBER 24, 2003 TO THE
                 PROSPECTUS DATED MARCH 1, 2003, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated March 1, 2003, of AXA Premier Funds Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

                Information Regarding AXA Premier Technology Fund

The information provided below updates information regarding the AXA Premier Technology Fund.

Delete the reference to Alliance Capital Management L.P. from the list in the top right corner of the description of the Portfolio and insert "Wellington Management Company, LLP" at the end of that list.

Under the heading "The Sub-advisers" in the section of the Prospectus entitled "Management Team," replace the first sentence of the description of Wellington Management Company, LLP ("Wellington Management") with the following:

         Wellington Management Company, LLP ("Wellington Management") serves as a Sub-adviser to AXA Premier Small/Mid Cap Value Fund, AXA Premier Technology Fund and AXA Premier Health Care Fund.

Under the heading "Management Team," delete the information relating to Alliance Capital Management L.P. in the table for the AXA Premier Technology Fund and insert the following after the information relating to Firsthand Capital Management, Inc.:


          Wellington Management Company, LLP  |  The portion of the Fund's assets managed by
          75 State Street                     |  Wellington Management is managed by a team
          of Boston, MA 02109                 |  investment professionals.
                                              |
          Portfolio Management Team           |


                                    * * * * *

                             AXA PREMIER FUNDS TRUST

                    SUPPLEMENT DATED NOVEMBER 24, 2003 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
         DATED MARCH 1, 2003, AS REVISED APRIL 1, 2003, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information ("SAI"), dated March 1, 2003, as revised April 1, 2003, of AXA Premier Funds Trust ("Trust"), as supplemented. You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the SAI and the Trust's Prospectus and retain it for future reference.

                Information Regarding AXA Premier Technology Fund

The information provided below updates information regarding the AXA Premier Technology Fund.

In the section entitled "The Sub-advisers" on page 37, insert "or interim sub-advisory" in the first sentence after "The Manager has entered into sub-advisory ..."

In the section entitled "The Sub-advisers" on page 38, delete the reference to the Technology Fund in the second paragraph.

In the section entitled "The Sub-advisers" on page 39, replace the first sentence of the last paragraph beginning on the page with the following:

         Wellington Management Company, LLP ("Wellington Management") serves as a Sub-adviser to Health Care Fund, Technology Fund and Small Mid Cap Value Fund.

                                    * * * * *